CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 758,367	$ 1,896,504	$ 1,494,248
Other current assets (Note 3)	100,577	92,817	85,704
Total current assets	858,944	1,989,321	1,579,952
Property and Equipment, Net (Note 4)	71,790	82,868	57,350
Funds in Respect of Employee Rights Upon Retirement	113,700	110,310	133,335
Total assets	1,044,434	2,182,499	1,770,637
Current Liabilities
Credit from banking institutions			18,843
Accounts payable (Note 5)	136,226	71,763	10,666
Other current liabilities (Note 6)	227,938	211,278	258,586
Total current liabilities	364,164	283,041	288,095
Long-Term Loans from Stockholders (Note 8)	596,061	606,144	625,881
Liability for Employee Rights Upon Retirement	229,153	241,176	258,522
Warrants with Down-Round Protection (Note 9C)	40,848	83,899
Total liabilities	1,230,226	1,214,260	1,172,498
Commitments and Contingent Liabilities (Note 9)
Stockholders' Equity (Deficit) (Note 10)
Common Stock of US$ 0.001 par value ("Common Stock"): 40,000,000 shares authorized as of June 30, 2012, December 31, 2011 and 2010; issued and outstanding 5,295,543, 5,295,543 and 4,844,575 shares as of June 30, 2012, December 31, 2011 and 2010, respectively	5,296	5,296	4,845
Additional paid in capital	13,655,065	13,457,828	10,762,892
Accumulated other comprehensive income (loss)	43,777	22,634	(16,418)
Deficit accumulated during the development stage	(13,889,930)	(12,517,519)	(10,153,180)
Total stockholders' equity (deficit)	(185,792)	968,239	598,139
Total liabilities and stockholders' equity (deficit)	$ 1,044,434	$ 2,182,499	$ 1,770,637